Subsequent Events - Additional Information (Detail) - Common Stock - Subsequent Event - JPY (¥)			2 Months Ended
	Jan. 29, 2021	Jan. 08, 2021	Jan. 08, 2021
Subsequent Event [Line Items]
Number of shares repurchased		3,130,100	28,230,500
Purchase price of shares repurchased		¥ 5,280,520,400	¥ 44,199,883,050
Repurchase period description		January 1, 2021 - January 8, 2021	November 9, 2020 - January 8, 2021
Number of shares cancelled	28,230,500
Share cancellation date	Jan. 29, 2021